Loans (Details Textual) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Loans (Textual)
Net of a credit quality component	$ 351	$ 383
Troubled debt restructurings	75	93
Loans acquired credit quality	949	1,100
Nonaccrual loan	6,232	5,246
Loans past due over 90 days and still accruing of loans acquired	1,796	2,419
Total past due	8,960	8,311
Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Textual)
Total past due	5,184	3,986
Financing Receivables 30 To 89 Days Past Due [Member] | Troubled Debt Restructuring [Member]
Loans (Textual)
Total past due	13	277
Financing Receivables, Greater than 90 Days Past Due [Member]
Loans (Textual)
Total past due	3,776	4,325
Financing Receivables, Greater than 90 Days Past Due [Member] | Troubled Debt Restructuring [Member]
Loans (Textual)
Total past due		374
Residential real estate One- to four-family [Member]
Loans (Textual)
Troubled debt restructurings	323	440
Nonaccrual loan	4,545	4,210
Loans past due over 90 days and still accruing of loans acquired	1,747	2,419
Total past due	7,500	7,233
Residential real estate One- to four-family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Textual)
Total past due	4,021	3,182
Residential real estate One- to four-family [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Loans (Textual)
Total past due	3,479	4,051
Construction of two four-plexes [Member]
Loans (Textual)
Troubled debt restructurings	30
Residentia Lreal Estate Loan One [Member]
Loans (Textual)
Troubled debt restructurings	248	23
Residentia Lreal Estate Loan Two [Member]
Loans (Textual)
Troubled debt restructurings		325
Land [Member]
Loans (Textual)
Total past due
Land [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Textual)
Total past due
Land [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Loans (Textual)
Total past due
Residential real estate Construction [Member]
Loans (Textual)
Total past due	753
Residential real estate Construction [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Textual)
Total past due	753
Residential real estate Construction [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Loans (Textual)
Total past due
Residential real estate Multi-family [Member]
Loans (Textual)
Nonaccrual loan	685
Loans past due over 90 days and still accruing of loans acquired
Total past due	248	792
Residential real estate Multi-family [Member] | Financing Receivables 30 To 89 Days Past Due [Member]
Loans (Textual)
Total past due		792
Residential real estate Multi-family [Member] | Financing Receivables, Greater than 90 Days Past Due [Member]
Loans (Textual)
Total past due	248
Nonresidential real estate [Member]
Loans (Textual)
Nonaccrual loan	683	708
Loans past due over 90 days and still accruing of loans acquired	49
Consumer and Other Loan [Member]
Loans (Textual)
Nonaccrual loan	9	11
Loans past due over 90 days and still accruing of loans acquired
Residential Real Estate Loan Four [Member]
Loans (Textual)
Troubled debt restructurings		136
Financial Asset Acquired with Credit Deterioration [Member]
Loans (Textual)
Nonaccrual loan	369	764
Loans past due over 90 days and still accruing of loans acquired	$ 0	$ 374